Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
February 28, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 10.31%~
Basic Industry — 0.19%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	99,000	$ 126,753
		126,753
Brokerage — 0.09%
New Mountain Finance 144A 7.50% exercise price $14.20, maturity date 10/15/25 #	60,000	61,805
		61,805
Capital Goods — 0.56%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	90,000	206,820
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	176,000	166,144
		372,964
Communications — 0.76%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	271,000	197,965
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	327,000	210,614
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	98,000	90,201
		498,780
Consumer Cyclical — 0.64%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	337,000	286,871
Ford Motor 0.00% exercise price $15.85, maturity date 3/15/26 ^	139,000	134,483
		421,354
Consumer Non-Cyclical — 4.12%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	126,000	128,332
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	292,000	300,176
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Consumer Non-Cyclical (continued)
Chegg 14.94% exercise price $107.55, maturity date 9/1/26 ^	356,000	$ 280,409
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	394,000	276,785
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	230,000	217,695
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	79,000	84,569
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	232,000	223,532
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	182,000	168,125
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	219,000	238,436
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	78,000	93,934
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	89,000	83,271
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	709,000	627,718
		2,722,982
Electric — 0.60%
NextEra Energy Partners 144A 0.357% exercise price $75.33, maturity date 11/15/25 #, ^	83,000	79,390
NRG Energy 2.75% exercise price $43.46, maturity date 6/1/48	147,000	147,073
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	152,000	169,632
		396,095
NQ-DEX [2/23] 4/23 (2832207)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Energy — 0.45%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	204,000	$ 294,161
		294,161
Financials — 0.73%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	133,000	242,525
Repay Holdings 144A 16.672% exercise price $33.60, maturity date 2/1/26 #, ^	304,000	241,832
		484,357
Industrials — 0.06%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	88,000	38,775
		38,775
Real Estate Investment Trusts — 0.19%
Summit Hotel Properties 1.50% exercise price $11.88, maturity date 2/15/26	144,000	125,928
		125,928
Technology — 1.51%
Block 0.125% exercise price $121.01, maturity date 3/1/25	131,000	130,181
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	281,000	312,472
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	109,000	230,428
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	103,000	110,156
Vishay Intertechnology 2.25% exercise price $31.20, maturity date 6/15/25	140,000	136,512
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	91,000	80,308
		1,000,057
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Transportation — 0.41%
Spirit Airlines 1.00% exercise price $43.13, maturity date 5/15/26	327,000	$ 268,630
		268,630
Total Convertible Bonds (cost $6,713,495)		6,812,641

Corporate Bonds — 23.65%~
Automotive — 1.13%
Allison Transmission 144A 5.875% 6/1/29 #	205,000	194,437
Ford Motor 4.75% 1/15/43	40,000	29,224
Ford Motor Credit 3.375% 11/13/25	495,000	456,509
Goodyear Tire & Rubber 5.25% 7/15/31	75,000	63,949
		744,119
Banking — 0.84%
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	159,364
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	200,000	185,400
NBK SPC 144A 1.625% 9/15/27 #, μ	240,000	212,291
		557,055
Basic Industry — 2.60%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	171,042
Avient 144A 5.75% 5/15/25 #	53,000	52,009
Chemours 144A 5.75% 11/15/28 #	100,000	87,945
First Quantum Minerals 144A 7.50% 4/1/25 #	345,000	334,976
FMG Resources August 2006 144A 5.875% 4/15/30 #	75,000	70,731
Freeport-McMoRan 5.45% 3/15/43	270,000	244,159
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	176,131
Koppers 144A 6.00% 2/15/25 #	139,000	134,529
Novelis 144A 4.75% 1/30/30 #	100,000	87,959
OCP 144A 3.75% 6/23/31 #	200,000	160,980
Olin
5.00% 2/1/30	110,000	100,223
5.125% 9/15/27	103,000	98,015
		1,718,699

2    NQ-DEX [2/23] 4/23 (2832207)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Capital Goods — 0.95%
Bombardier 144A 7.50% 2/1/29 #	20,000	$ 19,620
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	35,000	31,657
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	80,000	80,574
144A 9.25% 4/15/27 #	85,000	79,994

Sealed Air 144A 5.00% 4/15/29 #	75,000	68,556
Terex 144A 5.00% 5/15/29 #	115,000	105,690
TransDigm 144A 6.25% 3/15/26 #	83,000	81,998
UltraTech Cement 144A 2.80% 2/16/31 #	200,000	158,412
		626,501
Communications — 0.90%
Altice France 144A 5.50% 10/15/29 #	420,000	329,147
Consolidated Communications
144A 5.00% 10/1/28 #	45,000	29,983
144A 6.50% 10/1/28 #	70,000	51,275
Frontier Communications Holdings
144A 5.00% 5/1/28 #	13,000	11,421
144A 5.875% 10/15/27 #	110,000	102,300
144A 6.75% 5/1/29 #	85,000	71,559
		595,685
Consumer Cyclical — 0.54%
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	359,520
		359,520
Consumer Goods — 0.49%
Pilgrim's Pride 4.25% 4/15/31	215,000	179,743
Post Holdings
144A 5.625% 1/15/28 #	115,000	109,929
144A 5.75% 3/1/27 #	35,000	34,119
		323,791
Consumer Non-Cyclical — 0.28%
Central American Bottling 144A 5.25% 4/27/29 #	200,000	184,312
		184,312
Energy — 3.84%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	90,000	78,393
144A 7.00% 11/1/26 #	45,000	43,719
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Energy (continued)
Callon Petroleum
144A 7.50% 6/15/30 #	20,000	$ 18,808
144A 8.00% 8/1/28 #	100,000	98,157

CNX Midstream Partners 144A 4.75% 4/15/30 #	40,000	32,838
CNX Resources 144A 6.00% 1/15/29 #	100,000	90,771
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	108,000	98,364
EQM Midstream Partners 144A 4.75% 1/15/31 #	132,000	107,385
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	226,542	191,806
Genesis Energy
7.75% 2/1/28	140,000	134,176
8.00% 1/15/27	105,000	102,796
Hilcorp Energy I
144A 6.00% 4/15/30 #	85,000	77,228
144A 6.00% 2/1/31 #	10,000	9,010
144A 6.25% 4/15/32 #	38,000	34,507

Murphy Oil 6.375% 7/15/28	170,000	164,275
NuStar Logistics
5.625% 4/28/27	117,000	109,048
6.00% 6/1/26	24,000	22,829
Occidental Petroleum
6.45% 9/15/36	45,000	45,286
6.60% 3/15/46	95,000	96,803
6.625% 9/1/30	35,000	36,012

PDC Energy 5.75% 5/15/26	113,000	108,069
QatarEnergy 144A 2.25% 7/12/31 #	200,000	164,718
Southwestern Energy
5.375% 2/1/29	10,000	9,365
5.375% 3/15/30	55,000	50,325

Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	400,000	357,407
USA Compression Partners
6.875% 4/1/26	40,000	38,379
6.875% 9/1/27	75,000	71,111

Vital Energy 144A 7.75% 7/31/29 #	70,000	60,704
Weatherford International 144A 8.625% 4/30/30 #	85,000	84,984
		2,537,273
Financials — 0.54%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	110,000	98,910
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	205,000	177,146

NQ-DEX [2/23] 4/23 (2832207)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Financials (continued)
MSCI 144A 3.625% 11/1/31 #	95,000	$ 79,533
		355,589
Healthcare — 1.62%
Bausch Health
144A 11.00% 9/30/28 #	48,000	37,799
144A 14.00% 10/15/30 #	7,000	4,468

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	210,000	185,988
CHS 144A 4.75% 2/15/31 #	65,000	50,289
DaVita
144A 3.75% 2/15/31 #	35,000	26,465
144A 4.625% 6/1/30 #	85,000	70,144

Encompass Health 5.75% 9/15/25	126,000	123,978
HCA 7.58% 9/15/25	159,000	163,296
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	75,000	63,529
Service Corp International 4.00% 5/15/31	180,000	152,228
Tenet Healthcare
4.25% 6/1/29	105,000	92,043
6.125% 10/1/28	110,000	101,849
		1,072,076
Insurance — 0.81%
HUB International 144A 5.625% 12/1/29 #	105,000	90,259
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	120,000	122,026
NFP
144A 6.875% 8/15/28 #	85,000	72,492
144A 7.50% 10/1/30 #	30,000	28,593

USI 144A 6.875% 5/1/25 #	222,000	218,323
		531,693
Leisure — 1.50%
Boyd Gaming
4.75% 12/1/27	106,000	99,477
144A 4.75% 6/15/31 #	20,000	17,678

Caesars Entertainment 144A 8.125% 7/1/27 #	41,000	41,447
Carnival
144A 5.75% 3/1/27 #	195,000	160,645
144A 7.625% 3/1/26 #	110,000	98,874

Hilton Domestic Operating 144A 4.00% 5/1/31 #	75,000	63,886
Hilton Worldwide Finance 4.875% 4/1/27	125,000	119,319
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	224,000	195,440
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Leisure (continued)

Scientific Games International 144A 7.25% 11/15/29 #	65,000	$ 63,944
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	143,000	129,646
		990,356
Media — 1.98%
AMC Networks 4.25% 2/15/29	75,000	55,168
CCO Holdings
144A 4.50% 8/15/30 #	110,000	90,592
4.50% 5/1/32	25,000	19,813
144A 5.125% 5/1/27 #	70,000	64,841
144A 5.375% 6/1/29 #	80,000	71,428

CMG Media 144A 8.875% 12/15/27 #	110,000	74,136
CSC Holdings
144A 3.375% 2/15/31 #	480,000	329,616
144A 5.00% 11/15/31 #	325,000	173,379

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	65,000	55,889
Directv Financing 144A 5.875% 8/15/27 #	80,000	71,615
Gray Television 144A 4.75% 10/15/30 #	215,000	157,827
Sirius XM Radio 144A 4.00% 7/15/28 #	170,000	145,503
		1,309,807
Natural Gas — 0.30%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	194,686
		194,686
Real Estate — 0.33%
VICI Properties
144A 3.875% 2/15/29 #	35,000	30,465
144A 5.75% 2/1/27 #	195,000	190,416
		220,881
Retail — 1.29%
Asbury Automotive Group
144A 4.625% 11/15/29 #	100,000	87,057
4.75% 3/1/30	45,000	39,037
Bath & Body Works
6.875% 11/1/35	105,000	92,798
6.95% 3/1/33	69,000	60,109

CP Atlas Buyer 144A 7.00% 12/1/28 #	40,000	29,850
Levi Strauss & Co. 144A 3.50% 3/1/31 #	47,000	38,472
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	98,000	86,274

4    NQ-DEX [2/23] 4/23 (2832207)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Retail (continued)
Michaels
144A 5.25% 5/1/28 #	40,000	$ 33,330
144A 7.875% 5/1/29 #	30,000	22,611

Murphy Oil USA 144A 3.75% 2/15/31 #	95,000	76,966
PetSmart 144A 7.75% 2/15/29 #	290,000	283,185
		849,689
Services — 1.56%
Aramark Services 144A 5.00% 2/1/28 #	150,000	138,240
CDW 3.569% 12/1/31	300,000	247,888
GFL Environmental 144A 3.75% 8/1/25 #	35,000	32,982
Iron Mountain 144A 4.50% 2/15/31 #	200,000	165,779
NESCO Holdings II 144A 5.50% 4/15/29 #	70,000	62,460
Prime Security Services Borrower 144A 5.75% 4/15/26 #	140,000	135,438
Staples 144A 7.50% 4/15/26 #	65,000	57,923
United Rentals North America 3.875% 2/15/31	95,000	81,402
Univar Solutions USA 144A 5.125% 12/1/27 #	90,000	85,655
White Cap Buyer 144A 6.875% 10/15/28 #	25,000	22,727
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	2,000	1,888
		1,032,382
Technology & Electronics — 0.64%
Clarios Global 144A 8.50% 5/15/27 #	20,000	19,905
CommScope Technologies 144A 6.00% 6/15/25 #	6,000	5,756
Entegris Escrow
144A 4.75% 4/15/29 #	92,000	83,735
144A 5.95% 6/15/30 #	95,000	88,477

Go Daddy Operating 144A 3.50% 3/1/29 #	100,000	83,877
Sensata Technologies 144A 4.00% 4/15/29 #	85,000	75,063
SS&C Technologies 144A 5.50% 9/30/27 #	70,000	65,943
		422,756
Transportation — 0.67%
American Airlines 144A 5.75% 4/20/29 #	44,017	41,908
		Principal amount°	Value (US $)

Corporate Bonds~ (continued)
Transportation (continued)
Delta Air Lines 7.375% 1/15/26		132,000	$ 135,947
Grupo Aeromexico 144A 8.50% 3/17/27 #		200,000	180,063
Seaspan 144A 5.50% 8/1/29 #		18,000	13,571
United Airlines
144A 4.375% 4/15/26 #		35,000	32,973
144A 4.625% 4/15/29 #		45,000	39,935
			444,397
Utilities — 0.84%
Calpine
144A 5.00% 2/1/31 #		180,000	148,313
144A 5.25% 6/1/26 #		25,000	23,990

Consorcio Transmantaro 144A 5.20% 4/11/38 #		200,000	178,500
PG&E 5.25% 7/1/30		60,000	53,624
Vistra
144A 7.00% 12/15/26 #, μ, ψ		100,000	93,642
144A 8.00% 10/15/26 #, μ, ψ		60,000	57,666
			555,735
Total Corporate Bonds (cost $17,643,753)			15,627,002

Sovereign Bonds — 7.17%Δ
Albania — 0.25%
Albania Government International Bond
3.50% 11/23/31	EUR	191,000	165,739
			165,739
Angola — 0.26%
Angolan Government International Bond
9.375% 5/8/48		200,000	170,940
			170,940
Armenia — 0.23%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	154,410
			154,410
Bermuda — 0.29%
Bermuda Government International Bond
144A 5.00% 7/15/32 #		200,000	194,957
			194,957

NQ-DEX [2/23] 4/23 (2832207)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Chile — 0.32%
Chile Government International Bond
4.34% 3/7/42		250,000	$ 214,369
			214,369
Colombia — 0.20%
Colombia Government International Bond
5.20% 5/15/49		200,000	132,920
			132,920
Dominican Republic — 0.70%
Dominican Republic International Bond
144A 4.875% 9/23/32 #		550,000	461,768
			461,768
Honduras — 0.43%
Honduras Government International Bond
144A 5.625% 6/24/30 #		350,000	281,506
			281,506
Indonesia — 0.30%
Perusahaan Penerbit SBSN Indonesia III
4.70% 6/6/32		200,000	196,485
			196,485
Ivory Coast — 0.51%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		300,000	260,457
144A 6.875% 10/17/40 #	EUR	100,000	78,481
			338,938
Morocco — 0.39%
Morocco Government International Bond
144A 2.375% 12/15/27 #		300,000	256,412
			256,412
Pakistan — 0.10%
Pakistan Water & Power Development Authority
7.50% 6/4/31		200,000	64,000
			64,000
Panama — 0.35%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	166,500
Panama Government International Bond 144A 3.75% 4/17/26 #		67,000	63,516
			230,016
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Paraguay — 0.83%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		400,000	$ 378,008
5.60% 3/13/48		200,000	172,937
			550,945
Republic of North Macedonia — 0.25%
North Macedonia Government International Bond
144A 1.625% 3/10/28 #	EUR	200,000	164,150
			164,150
Senegal — 0.38%
Senegal Government International Bond
144A 6.25% 5/23/33 #		300,000	249,780
			249,780
South Africa — 0.44%
Republic of South Africa Government International Bond
5.65% 9/27/47		400,000	292,974
			292,974
Uzbekistan — 0.94%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	160,350
144A 5.375% 2/20/29 #		500,000	460,605
			620,955
Total Sovereign Bonds (cost $5,836,808)			4,741,264

Supranational Banks — 0.26%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		200,000	172,000
Total Supranational Banks (cost $203,200)			172,000
	Number of shares
Common Stocks — 50.18%~
Communication Services — 3.61%
Alphabet Class A †	21	1,891
Alphabet Class C †	3	271
America Movil ADR Class L	3,932	80,921
AT&T	9,176	173,518
Baidu ADR †	1,103	151,872
Comcast Class A	2,800	104,076
Grupo Televisa ADR	9,346	46,356

6    NQ-DEX [2/23] 4/23 (2832207)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Communication Services (continued)
Interpublic Group	537	$ 19,085
KDDI	8,100	237,131
Orange	24,790	282,970
Publicis Groupe	4,990	397,111
Sitios Latinoamerica †	3,932	1,590
Telefonica Brasil ADR	4,970	37,026
Tencent Holdings	12,000	525,289
TIM ADR	3,015	35,366
Turkcell Iletisim Hizmetleri	12,891	21,789
Verizon Communications	6,475	251,295
Weibo ADR †	922	19,067
		2,386,624
Consumer Discretionary — 7.54%
adidas AG	4,570	684,740
Alibaba Group Holding †	4,700	51,794
Alibaba Group Holding ADR †	2,912	255,644
Amazon.com †	28	2,638
ANTA Sports Products	4,600	60,596
APA	1,745	66,973
Arcos Dorados Holdings Class A	3,248	26,828
Astra International	308,300	123,320
Bath & Body Works	1,889	77,203
Best Buy	925	76,877
Darden Restaurants	21	3,003
eBay	713	32,727
Ethan Allen Interiors	21	621
Genuine Parts	600	106,116
H & M Hennes & Mauritz Class B	26,610	335,650
Home Depot	779	231,005
JD.com Class A	571	12,636
JD.com ADR	5,540	246,198
Lowe's	1,041	214,186
Macy's	849	17,371
Meituan Class B †	1,200	20,807
NIKE Class B	661	78,520
PulteGroup	941	51,444
Ross Stores	818	90,422
Sodexo	8,160	757,269
Starbucks	564	57,579
Sturm Ruger & Co.	313	18,238
Swatch Group	2,370	823,341
TJX	1,311	100,423
Tractor Supply	391	91,205
Trip.com Group ADR †	1,739	61,821
Yum China Holdings	3,550	208,584
		4,985,779
Consumer Staples — 10.97%
Altria Group	2,176	101,032
Archer-Daniels-Midland	800	63,680
	Number of shares	Value (US $)
Common Stocks~ (continued)
Consumer Staples (continued)
Asahi Group Holdings	4,900	$ 173,320
BRF ADR †	10,989	12,967
Coca-Cola Femsa ADR	1,476	106,287
Conagra Brands	3,700	134,717
Danone	12,610	710,094
Diageo	22,420	951,697
Essity Class B	26,010	703,174
Fomento Economico Mexicano ADR	639	58,737
General Mills	1,200	95,412
Hengan International Group	7,500	34,493
Kao	15,200	568,235
Koninklijke Ahold Delhaize	36,090	1,145,744
Nestle	8,310	935,950
Philip Morris International	1,147	111,603
Procter & Gamble	500	68,780
Seven & i Holdings	5,300	237,061
Tingyi Cayman Islands Holding	22,000	35,539
Tsingtao Brewery Class H	10,000	98,606
Unilever	16,920	841,768
Uni-President China Holdings	49,000	42,949
Vector Group	1,449	19,228
		7,251,073
Energy — 2.67%
Chevron	441	70,899
China Petroleum & Chemical Class H	122,000	62,326
ConocoPhillips	1,432	147,997
Coterra Energy	2,181	54,460
Devon Energy	5	270
EOG Resources	382	43,174
EQT	1,244	41,276
Exxon Mobil	1,539	169,151
Gazprom PJSC =	45,850	0
Kinder Morgan	3,717	63,412
LUKOIL PJSC =	916	0
Marathon Petroleum	773	95,543
Petroleo Brasileiro ADR	7,879	87,378
Reliance Industries GDR 144A #	12,860	716,302
Rosneft Oil PJSC =	24,551	0
TotalEnergies ADR	1,000	61,910
Viper Energy Partners	783	22,417
Williams	4,185	125,968
		1,762,483
Financials — 3.79%
Akbank	36,846	34,144
Allstate	500	64,390
Ally Financial	1,283	38,554
American Financial Group	11	1,475
American International Group	2,200	134,442

NQ-DEX [2/23] 4/23 (2832207)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Financials (continued)
Ameriprise Financial	267	$ 91,546
Banco Bradesco ADR	14,732	37,272
Banco Santander Brasil ADR	5,102	27,857
Bangkok Bank	14,400	66,619
Bank Central Asia	285,600	163,869
BlackRock	140	96,520
Blackstone	954	86,623
Carlyle Group	1,488	51,187
Discover Financial Services	884	99,008
Evercore Class A	145	19,021
Fidelity National Financial	1,751	69,795
Grupo Financiero Banorte Class O	8,076	68,364
ICICI Bank ADR	11,547	238,792
Invesco	2,853	50,384
Itau Unibanco Holding ADR	15,411	74,127
Jackson Financial Class A	1,832	83,136
MetLife	2,860	205,148
Moelis & Co. Class A	598	25,613
Ping An Insurance Group Co. of China Class H	16,000	108,645
Principal Financial Group	1,004	89,918
Prudential Financial	931	93,100
S&P Global	75	25,590
Sberbank of Russia PJSC =, †	27,428	0
Synchrony Financial	2,015	71,956
Truist Financial	3,200	150,240
US Bancorp	2,700	128,871
Webster Financial	17	903
XP Class A †	355	4,409
		2,501,518
Healthcare — 6.60%
AbbVie	1,612	248,087
AmerisourceBergen	571	88,825
Amgen	368	85,251
Baxter International	1,700	67,915
BeiGene ADR †	158	35,492
Bristol-Myers Squibb	1,608	110,888
Cardinal Health	1,100	83,281
CVS Health	700	58,478
Fresenius Medical Care AG & Co.	10,220	399,094
Gilead Sciences	1,236	99,535
Johnson & Johnson	1,625	249,047
McKesson	115	40,228
Merck & Co.	2,485	264,006
Novo Nordisk Class B	5,180	733,307
Pfizer	4,313	174,978
Roche Holding	2,010	580,048
Smith & Nephew	65,300	931,557
UnitedHealth Group	92	43,786
	Number of shares	Value (US $)
Common Stocks~ (continued)
Healthcare (continued)
Viatris	5,686	$ 64,820
		4,358,623
Industrials — 4.13%
Boise Cascade	946	65,378
Caterpillar	500	119,775
Honeywell International	700	134,036
Intertek Group	10,240	514,119
Knorr-Bremse	5,960	406,097
Lockheed Martin	248	117,617
Makita	17,300	432,008
Masco	608	31,877
Raytheon Technologies	1,100	107,899
Robert Half International	186	14,995
Securitas Class B	90,620	782,407
		2,726,208
Information Technology — 7.46%
Accenture Class A	382	101,440
Amadeus IT Group †	16,960	1,065,552
Apple	3,749	552,640
Applied Materials	465	54,010
Broadcom	426	253,168
Cisco Systems	5,562	269,312
Dell Technologies Class C	1,552	63,073
Fidelity National Information Services	2,000	126,740
HP	3,112	91,866
International Business Machines	1,000	129,300
KLA	171	64,874
Lam Research	185	89,912
Microchip Technology	572	46,349
Microsoft	1,726	430,499
Monolithic Power Systems	183	88,625
NetApp	1,254	80,946
NVIDIA	717	166,459
Paychex	825	91,080
QUALCOMM	783	96,724
SAP	7,450	846,928
Sohu.com ADR †	2,260	32,363
Texas Instruments	700	120,015
Western Union	5,444	70,554
		4,932,429
Materials — 2.49%
Air Liquide	6,230	992,111
BHP Group ADR	745	45,423
Cemex ADR †	6,204	30,896
CF Industries Holdings	608	52,221
Cia de Minas Buenaventura ADR	4,888	37,051
Dow	1,177	67,324

8    NQ-DEX [2/23] 4/23 (2832207)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks~ (continued)
Materials (continued)
DuPont de Nemours	1,400	$ 102,242
Grupo Mexico Class B	18,589	83,606
Rio Tinto ADR	506	35,283
Ryerson Holding	4	144
Sociedad Quimica y Minera de Chile ADR	1,033	91,679
Vale ADR	6,381	104,265
		1,642,245
Real Estate — 0.43%
Equity Residential	2,000	125,040
Iron Mountain	592	31,228
Simon Property Group	209	25,517
Uniti Group	12,020	65,989
VICI Properties	1,160	38,895
		286,669
Utilities — 0.49%
Edison International	2,000	132,420
Entergy	800	82,296
Kunlun Energy	52,000	41,603
Vistra	3,036	66,762
		323,081
Total Common Stocks (cost $31,889,082)		33,156,732

Convertible Preferred Stock — 1.86%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	108	102,731
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	2,336	63,679
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	8,410	389,383
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	361	306,850
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	1,581	177,372
UGI 7.25% exercise price $52.57, maturity date 6/1/24	2,233	191,190
Total Convertible Preferred Stock (cost $1,378,001)		1,231,205

Exchange-Traded Funds — 0.13%
iShares MSCI EAFE ETF	110	7,629
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
iShares Trust iShares ESG Aware MSCI EAFE ETF	970	$ 67,531
Vanguard FTSE Developed Markets ETF	250	11,042
Total Exchange-Traded Funds (cost $72,101)		86,202
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B Class B 144A 0.002% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500
	Number of shares
Short-Term Investments — 5.59%
Money Market Mutual Funds — 5.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	923,367	923,367
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	923,367	923,367
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	923,367	923,367
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	923,367	923,367
Total Short-Term Investments (cost $3,693,468)		3,693,468

Total Value of Securities—99.15% (cost $67,854,908)		65,521,014
Receivables and Other Assets Net of Liabilities—0.85%		561,361
Net Assets Applicable to 7,434,680 Shares Outstanding—100.00%		$66,082,375

NQ-DEX [2/23] 4/23 (2832207)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund   (Unaudited)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Securities have been classified by type of business.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $17,350,634, which represents 26.26% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2023. Rate will reset at a future date.
«	PIK. The first payment of cash and/or principal will be made after March 15, 2023.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
The following foreign currency exchange contracts were outstanding at February 28, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	374,693	USD	(402,266)	4/28/23	$—	$(4,559)
JPMCB	EUR	(374,693)	USD	409,907	4/28/23	12,200	—
Total Foreign Currency Exchange Contracts						$12,200	$(4,559)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
10    NQ-DEX [2/23] 4/23 (2832207)